Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

O. EMPLOYEE BENEFIT PLANS

Profit Sharing Plan

The Company has a 401(k) profit sharing plan covering substantially all employees. Employees may contribute amounts subject to certain IRS and plan limitations. The Company may make discretionary matching and non-elective contributions. For the years ended December 31, 2012 and 2011, the Company contributed $384,392 and $163,085, respectively, to the Plan.